Risk/Return Detail Data - FidelitySeriesRealEstateIncomeFund-PRO	Sep. 28, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Securities Fund
FidelitySeriesRealEstateIncomeFund-PRO | Fidelity Series Real Estate Income Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Series Real Estate Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Series Real Estate Income Fund seeks higher than average income. As a secondary objective, the fund also seeks capital growth.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 37 % of the average value of its portfolio.
Portfolio Turnover, Rate	37.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing primarily in preferred and common stocks of real estate investment trusts (REITs); debt securities of real estate entities; and commercial and other mortgage-backed securities, with an emphasis on lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). Normally investing at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments. Investing in domestic and foreign issuers. Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
Strategy Portfolio Concentration [Text]	Normally investing at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index , a hypothetical composite of market indexes , and an additional index over various periods of time. The hypothetical composite of market indexes and additional index have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. The performance shown does not reflect the impact of any fees paid at the fee-based account or plan level, if applicable. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index , a hypothetical composite of market indexes , and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Bar Chart, Year to Date Return	4.53%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	16.29%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(24.22%)
Performance Table Heading	Average Annual Returns
Performance Table Market Index Changed	Effective August 1, 2023, the fund began comparing its performance to the ICE ® BofA ® US High Yield Constrained Index rather than the S&P 500 ® Index because the ICE ® BofA ® US High Yield Constrained Index conforms more closely to the fund's investment policies.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySeriesRealEstateIncomeFund-PRO | Fidelity Series Real Estate Income Fund | Fidelity Series Real Estate Income Fund
Risk/Return:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none
1 year	none
3 years	none
5 years	none
10 years	none
2014	10.77%
2015	2.30%
2016	8.31%
2017	7.44%
2018	0.67%
2019	16.01%
2020	0.56%
2021	15.78%
2022	(11.79%)
2023	8.29%
FidelitySeriesRealEstateIncomeFund-PRO | Fidelity Series Real Estate Income Fund | Return Before Taxes | Fidelity Series Real Estate Income Fund
Risk/Return:
Label	Return Before Taxes
Past 1 year	8.29%
Past 5 years	5.23%
Past 10 years	5.53%
FidelitySeriesRealEstateIncomeFund-PRO | Fidelity Series Real Estate Income Fund | After Taxes on Distributions | Fidelity Series Real Estate Income Fund
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	5.29%
Past 5 years	2.82%
Past 10 years	3.26%
FidelitySeriesRealEstateIncomeFund-PRO | Fidelity Series Real Estate Income Fund | After Taxes on Distributions and Sales | Fidelity Series Real Estate Income Fund
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	5.05%
Past 5 years	3.21%
Past 10 years	3.58%
FidelitySeriesRealEstateIncomeFund-PRO | Fidelity Series Real Estate Income Fund | ML038
Risk/Return:
Label	ICE® BofA® US High Yield Constrained Index
Past 1 year	13.47%
Past 5 years	5.19%
Past 10 years	4.51%
FidelitySeriesRealEstateIncomeFund-PRO | Fidelity Series Real Estate Income Fund | F1677
Risk/Return:
Label	Fidelity Series Real Estate Income Composite Index℠
Past 1 year	11.28%
Past 5 years	3.56%
Past 10 years	4.45%
FidelitySeriesRealEstateIncomeFund-PRO | Fidelity Series Real Estate Income Fund | SP001
Risk/Return:
Label	S&P 500® Index
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
FidelitySeriesRealEstateIncomeFund-PRO | Fidelity Series Real Estate Income Fund | LB091
Risk/Return:
Label	Bloomberg U.S. Universal Bond Index
Past 1 year	6.17%
Past 5 years	1.44%
Past 10 years	2.08%